Goodwill	12 Months Ended
Jun. 30, 2026
Goodwill [Abstract]
GOODWILL

NOTE 7 – GOODWILL

The Company had two reporting units, consisting of IT services and Academic education services as of June 30, 2026 and 2025.

The changes in the carrying amount of goodwill for each reporting unit for the years ended June 30, 2026 and 2025 were as follows:

	IT services	Academic education services	Total
Balance as of June 30, 2024	126,370	1,347,529	1,473,899
Impairment	(129,270)	-	(129,270)
Foreign currency translation adjustment	2,900	88,253	91,153
Balance as of June 30, 2025	-	1,435,782	1,435,782
Impairment	-	(1,435,782)	(1,435,782)
Balance as of June 30, 2026	-	-	-

IT services reporting unit

For the year ended June 30, 2025, the Company bypassed the qualitative assessment and performed quantitative assessment for the goodwill allocated to IT services reporting unit using the market approach. The Company assessed and determined that the fair value of the IT services reporting unit was less than their carrying amount and therefore, impairment loss of $129,270 was recognized for the year ended June 30, 2025.

Academic education services reporting unit

For the year ended June 30, 2026, the Company bypassed the qualitative assessment and performed quantitative assessment for the goodwill allocated to Academic education services reporting unit using the discounted cash flow approach. The Company assessed and determined that the fair value of the Academic education services reporting unit was less than their carrying amount and therefore, impairment loss of $1,435,782 was recognized for the year ended June 30, 2026.